Note 1 - Description of Business and Significant Accounting Policies - Major Categories of Depreciable Assets and Respective Book Values (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated depreciation		$ (114,362)	$ (75,629)
Property, equipment and software, net	$ 236,265	244,849	283,582
Computer Equipment [Member]
Property, equipment and software, gross		20,755	20,755
Furniture and Equipment [Member]
Property, equipment and software, gross		80,956	80,956
Software and Software Development Costs [Member]
Property, equipment and software, gross		$ 257,500	$ 257,500